N-4	Apr. 19, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Protective Variable Annuity Separate Account
Entity Central Index Key	0000914245
Entity Investment Company Type	N-4
Document Period End Date	Apr. 19, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
If you surrender or make a withdrawal from your Contract within seven (7) years following your last Purchase Payment and before the Annuity Date, you will be assessed a surrender charge of up to 7% on the amount of the withdrawal minus the annual free withdrawal amount. The surrender charge starts at 7% and declines to 0% over seven (7) years.
For example, assume you purchased a Contract with a single Purchase Payment of $100,000 and surrendered the Contract during the first Contract Year. Your free withdrawal amount is $10,000 (10% x $100,000) and is not subject to a surrender charge. You will be assessed a surrender charge of up to $6,300 (7% x $90,000) on the remaining amount of your surrender request.
For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS – Surrender Charge (Contingent Deferred Sales Charge)” and “FEE TABLE -- Transactions Fees” in the Prospectus.

Transaction Charges
In addition to surrender charges, you may also be charged $25 per transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE - Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base contract (1)	1.03%	1.03%
Investment options (Fund fees and expenses) (2)	0.35%	5.20%
Optional benefits available for an additional charge
Return of Purchase Payments Death Benefit Fee (if elected) (3)	0.20%	0.20%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals

If you surrender or make a withdrawal from your Contract within seven (7) years following your last Purchase Payment and before the Annuity Date, you will be assessed a surrender charge of up to 7% on the amount of the withdrawal minus the annual free withdrawal amount. The surrender charge starts at 7% and declines to 0% over seven (7) years.
For example, assume you purchased a Contract with a single Purchase Payment of $100,000 and surrendered the Contract during the first Contract Year. Your free withdrawal amount is $10,000 (10% x $100,000) and is not subject to a surrender charge. You will be assessed a surrender charge of up to $6,300 (7% x $90,000) on the remaining amount of your surrender request.
For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS – Surrender Charge (Contingent Deferred Sales Charge)” and “FEE TABLE -- Transactions Fees” in the Prospectus.

Surrender Charge Phaseout Period, Years	(7)
Surrender Charge (of Purchase Payments) Maximum [Percent]	9.00%
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%	[1]
Surrender Charge Example Maximum [Dollars]	$ 6,300
Surrender Charge Footnotes [Text Block]
The surrender charge is based upon Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. The surrender charge declines over time. (See “Determining the Surrender Charge.”)

Transaction Charges [Text Block]
Transaction Charges

In addition to surrender charges, you may also be charged $25 per transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE - Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base contract (1)	1.03%	1.03%
Investment options (Fund fees and expenses) (2)	0.35%	5.20%
Optional benefits available for an additional charge
Return of Purchase Payments Death Benefit Fee (if elected) (3)	0.20%	0.20%
(1)
As a percentage of average Variable Account Value. We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value. The Return of Purchase Payments Death Benefit Fee is paid on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges, that substantially increase costs.
?
Lowest Annual Cost: $1,401	Highest Annual Cost: $6,290
Assumes:	Assumes:
• Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No optional benefits • No additional Purchase Payments, transfers or withdrawals	• Investment of $100,000 • 5% annual appreciation • Most expensive combination of optional benefits and Fund fees and expenses • No additional Purchase Payments, transfers, or withdrawals
For additional information about annual charges, see “FEE TABLE” AND “CHARGES AND DEDUCTIONS” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.03%	[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.03%	[2]
Base Contract (N-4) Footnotes [Text Block]
As a percentage of average Variable Account Value. We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.35%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	5.20%	[3]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,401	Highest Annual Cost: $6,290
Assumes:	Assumes:
• Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No optional benefits • No additional Purchase Payments, transfers or withdrawals	• Investment of $100,000 • 5% annual appreciation • Most expensive combination of optional benefits and Fund fees and expenses • No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,401
Highest Annual Cost [Dollars]	$ 6,290
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, surrender charges and federal and state income taxes may apply.
Surrender charges may apply for up to seven (7) years following your last Purchase Payment. Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

Investment Restrictions [Text Block]
Investment Options

Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitutions of Investments” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Optional Benefits

If you elect to participate in the optional Allocation Adjustment Program, you may not allocate Purchase Payments into restricted Sub-Accounts.
Withdrawals may reduce the optional Return of Purchase Payments Death Benefit by an amount greater than the value withdrawn, and could terminate the benefit.
We may stop offering the optional death benefit at any time.
For additional information about the optional death benefit, see “DEATH BENEFITS - Selecting A Death Benefit” in the Prospectus.

Tax Implications [Text Block]
Tax Implications

You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally, all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Investment Professional Compensation [Text Block]
Investment Professional Compensation

We pay compensation, in the form of commissions, non-cash compensation, and asset-based compensation, to broker-dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The prospect of receiving, or the receipt of, asset-based compensation may provide broker-dealers and/or their registered representatives with an incentive to recommend initial or continued investment in the Contracts over other variable insurance products (or other investments). You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Contracts.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

Exchanges [Text Block]
Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and charges that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.

TRANSACTION EXPENSES
Maximum Surrender Charge (as % of amount surrendered) (1)	7%
Transfer Fee (2)	$25

(1)
The surrender charge is based upon Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. The surrender charge declines over time. (See “Determining the Surrender Charge.”)

(2)
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. See “CHARGES AND DEDUCTIONS, Transfer Fee.”

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you choose to purchase an optional death benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES
Administrative Expenses(1)	$35
Base Contract Expenses (as a percentage of average Variable Account value)(2)	1.00%
Optional Benefit Expenses
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(3)	0.20%

(1)
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

(2)
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 0.90% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

(3)
There are two death benefits available under the Contract: (1) Contract Value Death Benefit; and (2) the Return of Purchase Payments Death Benefit. There is no death benefit fee for the Contract Value Death Benefit. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections of the Prospectus. The Return of Purchase Payments Death Benefit may not be available through your broker-dealer.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, can be found in an Appendix to this Prospectus. (See “FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.”)

ANNUAL FUND EXPENSES
	Minimum	Maximum
Annual Fund Expenses before any waivers or expense reimbursements (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.35%	5.20%
Annual Fund Expenses after any waivers or expense reimbursements (1)	0.35%	5.09%

(1)
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Example
The following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including transaction expenses, the Administrative Expenses, Base Contract Expenses, and both maximum and minimum Annual Fund Expenses. The example also assumes that the Return of Purchase Payments Death Benefit is in effect, and that all Contract Value is allocated to the Variable Account. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.
The example assumes that you invest $100,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.
1.
If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$12,499	$23,780	$33,939	$59,113
Minimum Fund Expense	$8,115	$10,933	$12,809	$18,632

2.
If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,290	$18,610	$30,591	$59,113
Minimum Fund Expense	$1,603	$4,969	$8,561	$18,632
Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

(1)
You may not annuitize your Contract within 3 years after we accept a Purchase Payment. For more information, see “ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date.” The death benefit fee does not apply after the Annuity Date.

Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES
Maximum Surrender Charge (as % of amount surrendered) (1)	7%
Transfer Fee (2)	$25

(1)
The surrender charge is based upon Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. The surrender charge declines over time. (See “Determining the Surrender Charge.”)

(2)
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. See “CHARGES AND DEDUCTIONS, Transfer Fee.”

Other Transaction Fee, Current [Dollars]	$ 25	[4]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. See “CHARGES AND DEDUCTIONS, Transfer Fee.”

Annual Contract Expenses [Table Text Block]
ANNUAL CONTRACT EXPENSES
Administrative Expenses(1)	$35
Base Contract Expenses (as a percentage of average Variable Account value)(2)	1.00%
Optional Benefit Expenses
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(3)	0.20%

(1)
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

(2)
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 0.90% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

(3)
There are two death benefits available under the Contract: (1) Contract Value Death Benefit; and (2) the Return of Purchase Payments Death Benefit. There is no death benefit fee for the Contract Value Death Benefit. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections of the Prospectus. The Return of Purchase Payments Death Benefit may not be available through your broker-dealer.

Administrative Expense, Current [Dollars]	$ 35	[5]
Administrative Expense, Footnotes [Text Block]
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

Base Contract Expense (of Average Account Value), Current [Percent]	1.00%	[6]
Base Contract Expense, Footnotes [Text Block]
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 0.90% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

Annual Portfolio Company Expenses [Table Text Block]
ANNUAL FUND EXPENSES
	Minimum	Maximum
Annual Fund Expenses before any waivers or expense reimbursements (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.35%	5.20%
Annual Fund Expenses after any waivers or expense reimbursements (1)	0.35%	5.09%

(1)
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Portfolio Company Expenses, Footnotes [Text Block]
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Surrender Example [Table Text Block]
1.
If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$12,499	$23,780	$33,939	$59,113
Minimum Fund Expense	$8,115	$10,933	$12,809	$18,632

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,499
Surrender Expense, 1 Year, Minimum [Dollars]	8,115
Surrender Expense, 3 Years, Maximum [Dollars]	23,780
Surrender Expense, 3 Years, Minimum [Dollars]	10,933
Surrender Expense, 5 Years, Maximum [Dollars]	33,939
Surrender Expense, 5 Years, Minimum [Dollars]	12,809
Surrender Expense, 10 Years, Maximum [Dollars]	59,113
Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,632
Annuitize Example [Table Text Block]
2.
If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,290	$18,610	$30,591	$59,113
Minimum Fund Expense	$1,603	$4,969	$8,561	$18,632
		[7]
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,290	[7]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,603	[7]
Annuitized Expense, 3 Years, Maximum [Dollars]	18,610	[7]
Annuitized Expense, 3 Years, Minimum [Dollars]	4,969	[7]
Annuitized Expense, 5 Years, Maximum [Dollars]	30,591	[7]
Annuitized Expense, 5 Years, Minimum [Dollars]	8,561	[7]
Annuitized Expense, 10 Years, Maximum [Dollars]	59,113	[7]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 18,632	[7]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right investment for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Withdrawals may reduce the optional Return of Purchase Payments Death Benefit by more than the amount withdrawn. Please discuss your insurance needs and financial objectives with your financial professional.
Investment Risk. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on the death benefits and Annuity Options under the Contract. The investment risks are described in the prospectuses for the Funds.
Tax Consequences. Generally all earnings are tax-deferred until withdrawn or until annuity income payments begin. If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferred benefit. Distributions (which include surrenders, withdrawals, or payment of death benefits) from non-Qualified Contracts will generally result in taxable income if Contract Value has increased. Distributions from Qualified Contracts will generally result in taxable income even if Contract Value has not increased. All amounts includable in income with respect to the Contract are taxed at ordinary income tax rates. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. See “Federal Tax Matters.”
Company Risk. An investment in the Contract is subject to the risks related to Protective Life. Any obligations (including under the Guaranteed Account and death benefits), guarantees, or benefits are subject to the claims-paying ability of Protective Life. More information about Protective Life, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing to us at the address shown on the cover page of this Prospectus.
Purchase Payment Risk. We reserve the right to refuse any Purchase Payments and to limit your ability to make subsequent Purchase Payments. If we exercise our right to suspend, reject, and/or place limitations on the acceptance of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments and therefore may limit increases in the death benefits. This could also prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer-sponsored retirement plan or an IRA. We will also not accept Purchase Payments (i) on or after the earlier of the oldest Owner’s and Annuitant’s 86th birthday or (ii) within 3 years of the Annuity Date. For additional information about Purchase Payments, see “DESCRIPTION OF THE CONTRACT - Purchase Payments” in the Prospectus.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Item 10. Benefits Available (N-4) [Text Block]
DEATH BENEFIT
If any Owner dies before the Annuity Date and while the Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Date.
We will determine the death benefit as of the end of the Valuation Period during which we receive at our Administrative Office Due Proof of Death of the Owner, either by certified death certificate or by judicial order from a court of competent jurisdiction or similar tribunal. Valuation Periods end at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). If we receive due proof of death after the end of the Valuation Period, we will determine the death benefit on the next Valuation Date. Only one death benefit is payable under the Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner’s death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and Non-Qualified Contracts, except where noted otherwise.
In that regard, the post-death distribution requirements for Qualified Contracts and Non-Qualified Contracts are similar, but there are some significant differences. For a discussion of the post-death distribution requirements for Qualified Contracts, see “QUALIFIED RETIREMENT PLANS, Required Minimum Distributions Upon Your Death.”
The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code in the case of a Non-Qualified Contract, and Section 401(a)(9) of the Code in the case of a Qualified Contract. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.
Please note that any death benefit payment we make in excess of the Variable Account value is subject to our financial strength and claims-paying ability.
Payment of the Death Benefit
The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death of the Owner, and the entire interest in the Contract must be distributed under one of the following options:
1.
the entire Contract Value must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner’s death, and subject to certain further limits in the case of a Qualified Contract; or,

2.
the entire Contract Value must be distributed (i) within 5 years of the Owner’s death if the Contract is a Non-Qualified Contract or, in some cases, a Qualified Contract, or (ii) within 10 years of the Owner’s death if the Contract is a Qualified Contract and the 5-year requirement does not apply under applicable federal tax rules.

The tax rules for Qualified Contracts differ in some material respects from the tax rules for Non-Qualified Contracts, including by limiting the types of beneficiaries who can elect option 1 above and the circumstances in which a 5-year or 10-year distribution requirement will apply. See “QUALIFIED RETIREMENT PLANS, Temporary Rules under the CARES Act and Required Minimum Distributions Upon Your Death.”
If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which the Beneficiary wishes to receive his or her portion of the death benefit, and the value of each Beneficiary’s portion of the claim is established as of date we receive that Beneficiary’s claim. Until the death benefit is fully distributed, however, the undistributed portion of the death benefit will remain invested in accordance with the Owner’s allocation instructions. Accordingly, if we do not receive instructions in Good Order from the Beneficiary (or Beneficiaries) to make an immediate distribution or transfer all or part of the Beneficiary’s portion of the death benefit to the Fixed Account, the value of the portion of the death benefit that remains invested in the Sub-Accounts will be subject the investment performance of the underlying Funds, and may increase or decrease in value.
Automatic Transfers Upon the Death of an Owner. In the event of the Owner’s death, all automatic transfers under the Contract, such as dollar cost averaging, portfolio rebalancing, and Allocation Adjustment will cease upon receipt of Due Proof of Death of the Owner at our Administrative Office. A surviving spouse who elects to continue the Contract and become the new Owner may elect to participate in the dollar cost averaging or portfolio rebalancing program, subject to the requirements governing those programs described in this Prospectus. A surviving spouse who continues the Contract may also elect to participate in the Allocation Adjustment Program. Any Beneficiary who elects to receive payment of the Death Benefit over their lifetime or within 5 or 10 years of the Owner’s death (as applicable under federal tax rules), may elect to participate in the portfolio rebalancing or Allocation Adjustment program, or both, subject to the requirements governing those programs as described in this Prospectus. See “DEATH BENEFIT — Payment of the Death Benefit.”
Continuation of the Contract by a Surviving Spouse
In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the Beneficiary is the deceased Owner’s spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner. This election is only available, however, if the deceased Owner’s spouse’s 86th birthday is after the Issue Date and 95th birthday is on or after the Annuity Date then in effect. The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. The death benefit is not terminated by a surviving spouse’s continuation of the contract. The surviving spouse may select a new Beneficiary. Upon this spouse’s death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.
A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.
The rights of a Beneficiary under an annuity contract depend in part upon whether the Beneficiary is recognized as a “spouse” under federal tax law. A Beneficiary who is recognized as a spouse is treated more favorably than a Beneficiary who is not a spouse for federal tax purposes. Specifically, a Beneficiary who is the spouse of the deceased Owner may continue the Contract and become the new Owner, as described above. In contrast, a Beneficiary who is not recognized as a spouse of the deceased Owner generally must surrender the Contract within 5 or 10 years of the Owner’s death, or take distributions from the Contract over the Beneficiary’s life or life expectancy, beginning within one year of the deceased Owner’s death, with the applicable rules different depending on whether the Contract is a Non-Qualified Contract or a Qualified Contract.
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as “spouses” for federal tax purposes. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.
If you have questions concerning your status as a spouse for federal tax purposes and how that status might affect your rights under the Contract, you should consult your legal adviser.
Selecting a Death Benefit
This Contract offers two different death benefits: (1) the Contract Value Death Benefit and (2) the Return of Purchase Payments Death Benefit. The following table summarizes information about the death benefits available under the Contract.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Contract Value Death Benefit	Equal to the Contract Value as of the date we receive Due Proof of Death	Standard	No charge	• None.
Return of Purchase Payments Death Benefit
Equal to the greatest of:
1.
the Contract Value, or

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment for each withdrawal is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value.)

		Optional	0.20% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date)
•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

You must determine the type of death benefit you want when you apply for your Contract. You may not change your death benefit selection after your Contract is issued.
The Contract Value Death Benefit is included with your Contract at no additional charge. You may select the optional Return of Purchase Payments Death Benefit for an additional fee.
You should carefully consider each of these death benefits and consult a qualified financial to help you carefully consider the death benefits offered with the Contract, and if you select the Return of Purchase Payments Death Benefit, the relative costs, benefits and risks of the fee options in your particular situation.
Contract Value Death Benefit
The Contract Value Death Benefit will equal the Contract Value.
Optional Return of Purchase Payments Death Benefit
The Return of Purchase Payments Death Benefit will equal the greater of  (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each withdrawal provided however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.
It is possible that, at the time of an Owner’s death, the Return of Purchase Payments Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee. You should consult a financial advisor to carefully consider this possibility and the cost of the Return of Purchase Payments Death Benefit before you decide whether the Return of Purchase Payments Death Benefit is right for you.
Return of Purchase Payments Death Benefit Fee
We assess a fee for the Return of Purchase Payments Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “CHARGES AND DEDUCTIONS, Death Benefit Fee.”)
Suspension of the Enhanced Value of the Return of Purchase Payments Death Benefit
For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value, regardless of whether the Return of Purchase Payments Death Benefit option is selected (or purchased). During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. The Company will continue to assess the fee for Return of Purchase Payments Death Benefit during the one-year period of suspension. If death occurs after the one-year period has ended, we will include the value of the Return of Purchase Payments Death Benefit option when calculating the death benefit payable to the beneficiary.
Escheatment of Death Benefit
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s annuity commencement date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. Once the death benefit has been paid or “escheated” to the state, however, your designated beneficiary may submit a claim to the state for payment of those funds. The state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to our Administrative Office.
THE ALLOCATION ADJUSTMENT PROGRAM
Under the Allocation Adjustment Program, we will monitor the performance of each Sub-Account in which you invest other than the Unmonitored Sub-Accounts identified below. If, on any Monthly Anniversary Date, the Accumulation Unit value of a Sub-Account is the same as or drops below a specified level, the Sub-Account will be temporarily “restricted” from allocations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account. The Sub-Account will remain restricted until the Sub-Account’s Accumulation Unit value is greater than the specified level on a future Monthly Anniversary Date. By participating in this risk-mitigating program, you may be less susceptible to the impact of volatile market fluctuations in the value of Sub-Account Accumulation Units. However, we make no guarantee that this program will protect against loss. Also, this program may limit increases in your Contract Value during periods of growth in the market.
The Allocation Adjustment Program is optional and is available at no additional charge. You must elect whether you will or will not participate in the Allocation Adjustment Program when you purchase the Contract. If you do not indicate your election on your application, we will treat the application as incomplete. If you are enrolled in the Allocation Adjustment Program, you may subsequently suspend your participation in the Program.
Calculating the Simple Moving Average (SMA)
Under the Allocation Adjustment Program, we calculate a 12-month Simple Moving Average (“SMA”) for each Sub-Account on each Monthly Anniversary Date. Each Sub-Account’s SMA is the average Accumulation Unit value for that Sub-Account based on its Accumulation Unit value on the Monthly Anniversary Date and each of the last 11 Monthly Anniversary Dates.
•
For example, assume a Sub-Account’s Accumulation Unit values were $4.19, 3.81, 3.29, 2.98, 3.15, 3.33, 2.94, 3.73, 4.53, 5.35, 5.41, and 5.76 on each of the 12 most recent Monthly Anniversary Dates. Based on these Accumulation Unit values, its SMA on the most recent Monthly Anniversary Dates would be $4.04 (the sum of the 12 most recent Monthly Anniversary Dates’ Accumulation Unit values divided by 12).

If a Sub-Account has not been in existence for 12 months, we will calculate the SMA using the net asset value of the Fund in which the Sub-Account invests, adjusted for Contract charges and expenses, for each month no Accumulation Unit value is available.
If any Monthly Anniversary Date is not a Valuation Date, we will effect the changes described herein as of the next Valuation Date.
For an example of the Allocation Adjustment Program, please see “Appendix D” in this Prospectus.
Restricting Access to a Sub-Account
Once we calculate a Sub-Account’s SMA on a Monthly Anniversary Date, we then compare that SMA to the Sub-Account’s Accumulation Unit value on that Monthly Anniversary Date. If the Sub-Account’s current Accumulation Unit value is equal to or less than the Sub-Account’s SMA on that date, then we will consider the Sub-Account to be temporarily restricted. This means:
•
On that Monthly Anniversary Date, we will transfer any Contract Value you have in the restricted Sub-Account to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account;

•
You may not allocate Purchase Payments or transfer Contract Value into a restricted Sub-Account;

•
If we receive instructions from you on or after that Monthly Anniversary Date requesting an allocation or transfer to the restricted Sub-Account, we will allocate or transfer the requested amount to the restricted Sub-Account, and then immediately transfer the amount to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account;

•
When effecting periodic portfolio rebalancing (if elected), we will “re-balance” your Variable Account value according to your most recent allocation instructions, but will include the Invesco® V.I. U.S. Government Money Portfolio Sub-Account in place of the restricted Sub-Account; and

•
Any automatic transfers from the DCA Account to the restricted Sub-Account will be redirected to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account.

You may submit new allocation instructions to allocate additional Purchase Payments, rebalance your Contract Value, and apply automatic DCA transfers to any non-restricted Sub-Accounts.
If you wish to transfer all or part of your Contract Value in the Invesco® V.I. U.S. Government Money Portfolio Sub-Account to an unrestricted Sub-Account, you must submit new allocation instructions. If we receive a transfer request that does not include allocation instructions, then we will consider the request to not be in Good Order and we will not process the transfer. When we receive a transfer request in Good Order, we will effect a one-time reallocation of your Contract Value in accordance with these instructions (in other words, we will allocate your Contract Value among the Investment Options in the percentages you specify). To the extent your new allocation instructions include allocations to a restricted Sub-Account, that portion of your contract value will remain in the Invesco® V.I. U.S. Government Money Portfolio Sub-Account until the Sub-Account is no longer restricted under the Allocation Adjustment Program. Following this reallocation, we will consider these instructions to be the Contract’s allocation instructions, and use them when allocating additional Purchase Payments and rebalancing your Contract Value (if you have elected portfolio rebalancing), unless you submit new allocation instructions.
Restoring Access to a Sub-Account
We will no longer consider a Sub-Account to be restricted when, on a subsequent Monthly Anniversary Date, the Sub-Account’s Accumulation Unit value is greater than its 12-month SMA. When that occurs, we will immediately transfer any Contract Value in the Invesco® V.I. U.S. Government Money Portfolio Sub-Account attributable to the previously restricted Sub-Account back to the previously restricted Sub-Account based on your current allocation percentages. At this time you also may resume allocating Purchase Payments and transferring Contract Value into the previously restricted Sub-Account, and we will resume any automated transactions involving the previously restricted Sub-Account.
Electing the Program
You must elect whether you will or will not participate in the Allocation Adjustment Program when you purchase the Contract. If you do not indicate your election on your application, we will treat the application as incomplete. We will not issue your Contract unless we have this information (see “Issuance of a Contract”). If you elect not to participate in the Allocation Adjustment Program when you purchase your Contract, you may enroll in the Program at any time before the Annuity Date by sending us Written Notice. If you participate in the Allocation Adjustment Program, we will monitor the performance of all Sub-Accounts in which you invest, other than any Unmonitored Sub-Accounts.
Your participation in the program will begin as of the end of the Valuation Period during which we receive your Written Notice to enroll in the program. If that day is a Monthly Anniversary Date, we will compare each Sub-Account’s Accumulation Unit value as of that date to its 12-month SMA as of that date. If that day is not a Monthly Anniversary Date, we will compare each Sub-Account’s Accumulation Unit value to its 12-month SMA as of the most recent prior Monthly Anniversary Date. If necessary, the 12-month SMA calculation will include months that occur prior to the Issue Date. If after making these comparisons we determine that a Sub-Account in which you are currently invested is restricted, we will take the actions described above, including transferring any Contract Value in that Sub-Account to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account.
Note: Investing in Sub-Accounts that experience higher volatility, and therefore more volatile Accumulation Unit values, may increase the likelihood of those Sub-Accounts being restricted from investment. Therefore, the Allocation Adjustment Program may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if this program is consistent with your investment objectives.
You should not view the Allocation Adjustment Program as a “market timing” or other type of investment program designed to enhance your earnings under the Contract. If we transfer Contract Value from one or more Sub-Accounts to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account during a market downturn, your Contract Value will not be available to participate in any upside potential if there is a subsequent recovery until the next Monthly Anniversary when the Accumulation Unit Value of the Sub-Account rises above the SMA. Please see Appendix D in this Prospectus for an example of the Allocation Adjustment Program.
The Allocation Adjustment Program ceases when we receive Due Proof of Death of the Owner at our Administrative Office. This means that we will no longer monitor the performance of the Sub-Accounts, and the Sub-Accounts can no longer be “restricted” from allocations of Contract Value based on the 12-month SMA. When Due Proof of Death is received at our Administrative Office, any Contract Value in the Invesco® V.I. U.S. Government Money Portfolio Sub-Account attributable to a restricted Sub-Account will remain in that Invesco® V.I. U.S. Government Money Portfolio Sub-Account and will not be transferred back to the previously restricted Sub-Account when that Sub-Account is no longer restricted.
We will not assess a transfer charge on transfers made pursuant to the Allocation Adjustment Program or count such transfers towards the 12 transfers allowed each Contract Year without charge. We will provide a written confirmation to you of any transfer or other allocation made pursuant to the Allocation Adjustment Program.
We reserve the right to use a different mathematical model for Contracts we issue in the future. We reserve the right to terminate the Allocation Adjustment Program at any time in our sole discretion by prior written notice.
Unmonitored Sub-Accounts
We determine in our sole discretion whether we will monitor the performance of a Sub-Account under the Allocation Adjustment Program. We currently do not monitor the following Sub-Accounts:
American Funds Insurance Series® Asset Allocation Fund
American Funds Insurance Series® Capital Income Builder®
American Funds Insurance Series® Capital World Growth and Income Fund®
American Funds Insurance Series® Growth-Income Fund
American Funds Insurance Series® The Bond Fund of America®
American Funds Insurance Series® U.S. Government Securities Fund®
Columbia Variable Portfolio - Intermediate Bond Fund
Columbia Variable Portfolio - Limited Duration Credit Fund
Fidelity® VIP FundsManager 20% Portfolio
Fidelity® VIP Investment Grade Bond Portfolio
Franklin Mutual Global Discovery VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Goldman Sachs VIT Trends Driven Allocation Fund
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Guggenheim Variable Trust - Global Managed Futures Strategy Fund
Guggenheim Variable Trust - Long Short Equity Fund
Guggenheim Variable Trust - Multi-Hedge Strategies Fund
Invesco® V.I. Balanced-Risk Allocation Fund
Invesco® V.I. Global Strategic Income Fund
Invesco® V.I. Government Securities Fund
Invesco® V.I. U.S. Government Money Portfolio
Lord Abbett Series Fund - Bond Debenture Portfolio
Lord Abbett Series Fund - Short Duration Income Portfolio
MFS® VIT Total Return Bond Series
PIMCO VIT Global Diversified Allocation Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Protective Life Dynamic Allocation Series - Conservative Portfolio
Protective Life Dynamic Allocation Series - Growth Portfolio
Protective Life Dynamic Allocation Series - Moderate Portfolio
Rydex Variable Trust Commodities Strategy Fund
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
Templeton Global Bond VIP Fund
Western Asset Core Plus VIT Portfolio

We may change the list of Unmonitored Sub-Accounts at any time, in our sole discretion. We will provide you with written notice of any such changes.
Suspending Participation in the Program
You may instruct us by Written Notice to suspend your participation in the Allocation Adjustment Program at any time. We will end your participation in the program and remove any restrictions on Sub-Accounts as of the end of the Valuation Period during which we receive your Written Notice. You must provide Written Notice requesting the transfer of any Contract Value in the Invesco® V.I. U.S. Government Money Portfolio Sub-Account to another Investment Option. If you do not provide us with such instructions, any Contract Value allocated to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account on the suspension date will remain there until you instruct us otherwise. You may later elect to begin participating in the Allocation Adjustment Program at any time prior to the Annuity Date if the program is available at that time. We reserve the right to limit the number of times you may begin participating in the Allocation Adjustment Program following suspension.
Termination of the Program
We will terminate your participation in the Allocation Adjustment Program and remove any restrictions on Sub-Accounts upon the earliest of:
1.
the Valuation Date the Contract is surrendered or terminated;

2.
the Annuity Date;

3.
the Valuation Date a rider that includes an allocation adjustment program is made a part of your Contract; or

4.
the Valuation Date we decide to no longer offer the Allocation Adjustment Program.

Following termination of the Allocation Adjustment Program, you must provide Written Notice requesting the transfer of any Contract Value in the the Invesco® V.I. U.S. Government Money Portfolio Sub-Account to another Investment Option. If you do not provide us with such instructions, any Contract Value allocated to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account on the termination date will remain there until you instruct us otherwise.
OTHER OPTIONAL BENEFITS
In addition to the death benefits discussed elsewhere in the Prospectus, other optional benefits are available under the Contract. The following table summarizes information about these other benefits.
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Portfolio Rebalancing	Automatically rebalances the Sub-Accounts you select (either quarterly, semi-annually or annually) to maintain your chosen percentage allocation of Variable Account value among the Sub-Accounts.	None	• None
Dollar Cost Averaging	Automatically transfers a specific amount of money from the DCA Account or the Fixed Account to the Sub-Accounts you select, on a monthly basis over a specific period of time.	None	• None
Automatic Withdrawal Plan (“AWP”)	Automatically withdraws a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Date.	None
•
If, during a Contract Year, the amount of withdrawals exceed the annual free withdrawal amount, we will deduct a surrender charge. Income taxes, including a 10% additional tax if you are younger than age 59½, may apply.

Allocation Adjustment Program	Monitors the performance of certain Sub-Accounts in which you may invest and transfers all Contract Value in these Sub-Accounts to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account if, on any Monthly Anniversary Date, the Accumulation Unit value of the Sub-Account is the same as or drops below a specified level.	None
•
Purchase Payments may not be allocated and Contract Value may not be transferred to a restricted Sub-Account.

•
Contract Value that is redirected to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account will remain there until you submit new allocation instructions.

•
The program terminates upon surrender, annuitization, or when we receive Due Proof of Death of the Owner.

•
We may limit the number of times you may begin participating in the program.

Item 17. Portfolio Companies (N-4) [Text Block]
FUND APPENDIX
FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B(5)	1.06%	16.86%	10.51%	7.29%
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B(1)(5)	0.91%	34.78%	17.56%	14.60%
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B(1)(5)	0.86%	11.72%	11.57%	9.05%
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B(1)(5)	1.15%	17.72%	10.29%	8.26%
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4	0.80%	14.02%	8.92%	6.98%
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4(1)	0.78%	8.75%	7.18%	—
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4(1)	0.91%	20.65%	10.07%	7.36%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4(1)(5)	0.91%	22.29%	13.36%	9.30%
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4(5)	0.84%	38.13%	18.38%	14.07%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4(1)	0.73%	4.72%	1.62%	1.83%
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4(1)	0.76%	2.62%	0.79%	1.27%
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)(5)	0.56%	15.32%	8.69%	—
Allocation	BlackRock Global Allocation V.I. Fund - Class III - BlackRock (Singapore) Limited; BlackRock International Limited(1)(5)	1.02%	12.49%	7.39%	4.63%
U.S. Equity	ClearBridge Variable Dividend Strategy Portfolio - Class II - ClearBridge Investments, LLC(5)	1.00%	14.01%	13.35%	10.17%
U.S. Equity	ClearBridge Variable Large Cap Growth Portfolio - Class II - ClearBridge Investments, LLC(5)	1.01%	43.66%	15.22%	—
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - ClearBridge Investments, LLC(5)	1.08%	12.62%	10.46%	6.83%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - ClearBridge Investments, LLC(5)	1.05%	8.12%	9.29%	7.62%
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2(5)	1.01%	21.10%	10.71%	7.83%
Taxable Bond	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2	0.76%	5.96%	1.34%	1.99%
Taxable Bond	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2(1)	0.66%	6.66%	2.36%	1.65%
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)(5)	1.07%	10.05%	13.05%	8.16%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)(5)	0.94%	9.20%	2.91%	2.99%
Allocation	Fidelity® VIP Asset Manager Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.78%	12.65%	7.22%	5.14%
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.69%	21.29%	12.16%	8.81%
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.81%	33.12%	16.36%	11.33%
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.86%	0.70%	13.36%	2.37%
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.70%	7.91%	3.74%	3.03%
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)(5)	0.93%	17.48%	11.10%	7.72%
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.84%	4.01%	9.50%	10.39%
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Service Class 2 - Geode Capital Management, LLC(5)	0.35%	25.88%	15.27%	11.64%
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	6.00%	1.72%	2.08%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.82%	14.80%	12.17%	7.85%
Allocation	Fidelity® VIP Target Volatility Portfolio - Service Class 2(1)(5)	0.80%	13.93%	6.84%	5.25%
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(5)	0.90%	43.77%	13.76%	10.37%
Allocation	Franklin Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(5)	0.71%	8.62%	6.98%	5.01%
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(4)	1.15%	20.31%	10.16%	5.98%
Allocation	Franklin Mutual Shares VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(4)(5)	0.93%	13.46%	7.82%	5.43%
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(5)	0.90%	12.08%	13.75%	10.23%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(1)(5)	0.91%	12.75%	11.06%	7.04%
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(5)	1.08%	26.74%	13.51%	8.96%
Taxable Bond	Franklin Strategic Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.09%	8.18%	1.96%	1.77%
Taxable Bond	Franklin U.S. Government Securities VIP Fund - Class 2 - Franklin Advisers, Inc.	0.77%	4.47%	0.22%	0.73%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
International Equity	Goldman Sachs VIT International Equity Insights Fund - Service Class(1)(5)	1.07%	18.43%	7.55%	3.19%
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)(5)	0.99%	18.45%	13.48%	9.33%
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)(4)(5)	1.09%	11.11%	13.06%	7.82%
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)(5)	1.06%	18.95%	9.76%	7.53%
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)(5)	1.00%	41.65%	17.05%	12.88%
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.97%	15.57%	4.81%	3.41%
Taxable Bond	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)(1)	1.18%	11.12%	3.98%	3.40%
Alternative	Guggenheim Variable Trust - Global Managed Futures Strategy Fund(1)	2.05%	3.80%	5.28%	1.87%
Nontraditional Equity	Guggenheim Variable Trust - Long Short Equity Fund	1.92%	12.75%	5.76%	3.32%
Alternative	Guggenheim Variable Trust - Multi-Hedge Strategies Fund(1)	1.75%	4.37%	4.21%	2.52%
U.S. Equity	Invesco® V.I. American Value Fund - Series II(5)	1.14%	15.29%	12.45%	6.98%
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)	1.13%	6.40%	4.66%	3.79%
U.S. Equity	Invesco® V.I. Capital Appreciation Fund - Series II(1)(5)	1.05%	35.03%	16.10%	11.28%
U.S. Equity	Invesco® V.I. Comstock Fund - Series II(5)	1.00%	12.10%	13.20%	8.65%
U.S. Equity	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II(5)	1.12%	12.85%	12.47%	9.52%
Allocation	Invesco® V.I. Equity and Income Fund - Series II(5)	0.82%	10.24%	9.64%	6.78%
International Equity	Invesco® V.I. EQV International Equity Fund - Series II(5)	1.15%	17.86%	8.15%	4.07%
International Equity	Invesco® V.I. Global Fund - Series II (5)	1.07%	34.45%	12.02%	8.21%
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II - Invesco Asset Management Limited(5)	1.27%	8.82%	1.85%	2.84%
Taxable Bond	Invesco® V.I. Global Strategic Income Fund - Series II(1)(4)	1.17%	8.60%	1.04%	1.25%
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.94%	4.46%	0.42%	0.90%
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II(5)	1.00%	12.41%	11.49%	7.98%
U.S. Equity	Invesco® V.I. Main Street Fund® - Series II(1)(5)	1.05%	22.83%	13.28%	9.74%
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II(5)	1.13%	17.82%	12.79%	8.66%
U.S. Equity	Invesco® V.I. Small Cap Equity Fund - Series II(5)	1.20%	16.26%	12.14%	6.28%
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.63%	4.53%	1.53%	0.94%
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.90%	6.34%	3.20%	3.51%
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)(5)	0.99%	15.94%	13.20%	10.20%
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)(5)	1.08%	14.33%	9.90%	7.06%
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC(5)	1.16%	10.40%	8.85%	7.20%
U.S. Equity	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC(4)(5)	1.15%	14.97%	10.87%	6.57%
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC	0.85%	4.97%	1.70%	—
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	MFS® VIT Growth Series - Service Class(1)(2)(5)	0.98%	35.51%	15.59%	12.69%
International Equity	MFS® VIT II Emerging Markets Equity Portfolio - Service Class(1)(2)(5)	1.48%	10.71%	1.79%	1.31%
International Equity	MFS® VIT II International Intrinsic Value Portfolio - Service Class(1)(2)(5)	1.14%	17.37%	8.31%	6.66%
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class(1)(2)(5)	0.98%	23.70%	16.39%	12.44%
U.S. Equity	MFS® VIT Investors Trust Series - Service Class(1)(2)(5)	1.03%	18.66%	13.27%	10.00%
U.S. Equity	MFS® VIT New Discovery Series - Service Class(1)(2)(5)	1.12%	14.25%	10.81%	7.41%
U.S. Equity	MFS® VIT Research Series - Service Class(1)(2)(5)	1.04%	22.12%	14.13%	10.55%
Taxable Bond	MFS® VIT Total Return Bond Series - Service Class(1)(2)	0.78%	7.13%	1.58%	1.96%
Allocation	MFS® VIT Total Return Series - Service Class(1)(2)(5)	0.86%	10.22%	8.27%	6.27%
Sector Equity	MFS® VIT Utilities Series - Service Class(1)(2) (5)	1.04%	-2.33%	8.05%	6.13%
U.S. Equity	MFS® VIT Value Series - Service Class(1)(2)(5)	0.94%	7.63%	11.07%	8.25%
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Research Affiliates LLC(1)(5)	2.29%	8.02%	5.90%	3.93%
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class(1)	1.31%	13.64%	5.40%	4.03%
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class(5)	0.87%	12.11%	4.72%	4.04%
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class(5)	1.13%	8.14%	3.22%	—
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class	2.11%	3.88%	-1.40%	1.96%
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class	0.79%	4.87%	0.88%	0.82%
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class	0.94%	3.57%	3.05%	2.15%
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class	0.76%	5.80%	2.02%	1.76%
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class	0.85%	5.83%	0.98%	1.60%
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio(1)	0.90%	11.44%	2.81%	—
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio(1)	0.90%	18.34%	4.73%	—
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio(1)	0.90%	13.52%	3.46%	—
U.S. Equity	Royce Capital Micro-Cap Portfolio - Service Class(4)(5)	1.46%	18.56%	11.84%	5.28%
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class(4)(5)	1.39%	25.53%	9.90%	5.35%
Commodities	Rydex Variable Trust Commodities Strategy Fund(1)(3)	1.78%	-6.24%	7.44%	-4.79%
Miscellaneous	Rydex Variable Trust Inverse Government Long Bond Strategy Fund(1)(3)	5.09%	4.22%	1.03%	-3.28%
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio - II Class(1)(5)	1.00%	48.96%	13.22%	12.03%
Sector Equity	T. Rowe Price® Health Sciences Portfolio - II Class(5)	1.11%	2.68%	10.96%	11.03%
International Equity	Templeton Developing Markets VIP Fund - Class 2 - Franklin Templeton Investment Management, Ltd(1)(5)	1.35%	12.62%	4.22%	2.32%
International Equity	Templeton Foreign VIP Fund - Class 2 - Templeton Investment Counsel, LLC(1)(4)(5)	1.07%	20.76%	5.27%	1.28%
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	2.88%	-2.13%	-0.66%
International Equity	Templeton Growth VIP Fund - Class 2 - Templeton Global Advisors, Ltd.;Templeton Asset Management Ltd.(1)(4)(5)	1.12%	21.01%	6.47%	3.24%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK	0.76%	6.44%	0.98%	—

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

(3)
The Sub-Account investing in this Rydex fund is no longer offered as an Investment Option under the Contract. Please see “The Funds.”

(4)
This fund will not be available to Contracts issued on or after May 1, 2021.

?
(5)
The Sub-Accounts that invest in these Funds are monitored under the Allocation Adjustment Program. If you elect to participate in the Allocation Adjustment Program and the Accumulation Unit value of a monitored Sub Account is equal to or below a specified level on any Monthly Anniversary Date, the Sub-Account will be temporarily “restricted” from a/locations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account. See ‘’The Allocation Adjustment Program” in the Prospectus.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B(5)	1.06%	16.86%	10.51%	7.29%
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B(1)(5)	0.91%	34.78%	17.56%	14.60%
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B(1)(5)	0.86%	11.72%	11.57%	9.05%
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B(1)(5)	1.15%	17.72%	10.29%	8.26%
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4	0.80%	14.02%	8.92%	6.98%
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4(1)	0.78%	8.75%	7.18%	—
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4(1)	0.91%	20.65%	10.07%	7.36%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4(1)(5)	0.91%	22.29%	13.36%	9.30%
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4(5)	0.84%	38.13%	18.38%	14.07%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4(1)	0.73%	4.72%	1.62%	1.83%
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4(1)	0.76%	2.62%	0.79%	1.27%
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)(5)	0.56%	15.32%	8.69%	—
Allocation	BlackRock Global Allocation V.I. Fund - Class III - BlackRock (Singapore) Limited; BlackRock International Limited(1)(5)	1.02%	12.49%	7.39%	4.63%
U.S. Equity	ClearBridge Variable Dividend Strategy Portfolio - Class II - ClearBridge Investments, LLC(5)	1.00%	14.01%	13.35%	10.17%
U.S. Equity	ClearBridge Variable Large Cap Growth Portfolio - Class II - ClearBridge Investments, LLC(5)	1.01%	43.66%	15.22%	—
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - ClearBridge Investments, LLC(5)	1.08%	12.62%	10.46%	6.83%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - ClearBridge Investments, LLC(5)	1.05%	8.12%	9.29%	7.62%
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2(5)	1.01%	21.10%	10.71%	7.83%
Taxable Bond	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2	0.76%	5.96%	1.34%	1.99%
Taxable Bond	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2(1)	0.66%	6.66%	2.36%	1.65%
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)(5)	1.07%	10.05%	13.05%	8.16%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)(5)	0.94%	9.20%	2.91%	2.99%
Allocation	Fidelity® VIP Asset Manager Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.78%	12.65%	7.22%	5.14%
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.69%	21.29%	12.16%	8.81%
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.81%	33.12%	16.36%	11.33%
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.86%	0.70%	13.36%	2.37%
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.70%	7.91%	3.74%	3.03%
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)(5)	0.93%	17.48%	11.10%	7.72%
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.84%	4.01%	9.50%	10.39%
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Service Class 2 - Geode Capital Management, LLC(5)	0.35%	25.88%	15.27%	11.64%
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	6.00%	1.72%	2.08%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.82%	14.80%	12.17%	7.85%
Allocation	Fidelity® VIP Target Volatility Portfolio - Service Class 2(1)(5)	0.80%	13.93%	6.84%	5.25%
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(5)	0.90%	43.77%	13.76%	10.37%
Allocation	Franklin Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(5)	0.71%	8.62%	6.98%	5.01%
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(4)	1.15%	20.31%	10.16%	5.98%
Allocation	Franklin Mutual Shares VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(4)(5)	0.93%	13.46%	7.82%	5.43%
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(5)	0.90%	12.08%	13.75%	10.23%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(1)(5)	0.91%	12.75%	11.06%	7.04%
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(5)	1.08%	26.74%	13.51%	8.96%
Taxable Bond	Franklin Strategic Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.09%	8.18%	1.96%	1.77%
Taxable Bond	Franklin U.S. Government Securities VIP Fund - Class 2 - Franklin Advisers, Inc.	0.77%	4.47%	0.22%	0.73%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
International Equity	Goldman Sachs VIT International Equity Insights Fund - Service Class(1)(5)	1.07%	18.43%	7.55%	3.19%
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)(5)	0.99%	18.45%	13.48%	9.33%
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)(4)(5)	1.09%	11.11%	13.06%	7.82%
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)(5)	1.06%	18.95%	9.76%	7.53%
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)(5)	1.00%	41.65%	17.05%	12.88%
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.97%	15.57%	4.81%	3.41%
Taxable Bond	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)(1)	1.18%	11.12%	3.98%	3.40%
Alternative	Guggenheim Variable Trust - Global Managed Futures Strategy Fund(1)	2.05%	3.80%	5.28%	1.87%
Nontraditional Equity	Guggenheim Variable Trust - Long Short Equity Fund	1.92%	12.75%	5.76%	3.32%
Alternative	Guggenheim Variable Trust - Multi-Hedge Strategies Fund(1)	1.75%	4.37%	4.21%	2.52%
U.S. Equity	Invesco® V.I. American Value Fund - Series II(5)	1.14%	15.29%	12.45%	6.98%
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)	1.13%	6.40%	4.66%	3.79%
U.S. Equity	Invesco® V.I. Capital Appreciation Fund - Series II(1)(5)	1.05%	35.03%	16.10%	11.28%
U.S. Equity	Invesco® V.I. Comstock Fund - Series II(5)	1.00%	12.10%	13.20%	8.65%
U.S. Equity	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II(5)	1.12%	12.85%	12.47%	9.52%
Allocation	Invesco® V.I. Equity and Income Fund - Series II(5)	0.82%	10.24%	9.64%	6.78%
International Equity	Invesco® V.I. EQV International Equity Fund - Series II(5)	1.15%	17.86%	8.15%	4.07%
International Equity	Invesco® V.I. Global Fund - Series II (5)	1.07%	34.45%	12.02%	8.21%
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II - Invesco Asset Management Limited(5)	1.27%	8.82%	1.85%	2.84%
Taxable Bond	Invesco® V.I. Global Strategic Income Fund - Series II(1)(4)	1.17%	8.60%	1.04%	1.25%
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.94%	4.46%	0.42%	0.90%
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II(5)	1.00%	12.41%	11.49%	7.98%
U.S. Equity	Invesco® V.I. Main Street Fund® - Series II(1)(5)	1.05%	22.83%	13.28%	9.74%
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II(5)	1.13%	17.82%	12.79%	8.66%
U.S. Equity	Invesco® V.I. Small Cap Equity Fund - Series II(5)	1.20%	16.26%	12.14%	6.28%
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.63%	4.53%	1.53%	0.94%
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.90%	6.34%	3.20%	3.51%
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)(5)	0.99%	15.94%	13.20%	10.20%
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)(5)	1.08%	14.33%	9.90%	7.06%
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC(5)	1.16%	10.40%	8.85%	7.20%
U.S. Equity	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC(4)(5)	1.15%	14.97%	10.87%	6.57%
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC	0.85%	4.97%	1.70%	—
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	MFS® VIT Growth Series - Service Class(1)(2)(5)	0.98%	35.51%	15.59%	12.69%
International Equity	MFS® VIT II Emerging Markets Equity Portfolio - Service Class(1)(2)(5)	1.48%	10.71%	1.79%	1.31%
International Equity	MFS® VIT II International Intrinsic Value Portfolio - Service Class(1)(2)(5)	1.14%	17.37%	8.31%	6.66%
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class(1)(2)(5)	0.98%	23.70%	16.39%	12.44%
U.S. Equity	MFS® VIT Investors Trust Series - Service Class(1)(2)(5)	1.03%	18.66%	13.27%	10.00%
U.S. Equity	MFS® VIT New Discovery Series - Service Class(1)(2)(5)	1.12%	14.25%	10.81%	7.41%
U.S. Equity	MFS® VIT Research Series - Service Class(1)(2)(5)	1.04%	22.12%	14.13%	10.55%
Taxable Bond	MFS® VIT Total Return Bond Series - Service Class(1)(2)	0.78%	7.13%	1.58%	1.96%
Allocation	MFS® VIT Total Return Series - Service Class(1)(2)(5)	0.86%	10.22%	8.27%	6.27%
Sector Equity	MFS® VIT Utilities Series - Service Class(1)(2) (5)	1.04%	-2.33%	8.05%	6.13%
U.S. Equity	MFS® VIT Value Series - Service Class(1)(2)(5)	0.94%	7.63%	11.07%	8.25%
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Research Affiliates LLC(1)(5)	2.29%	8.02%	5.90%	3.93%
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class(1)	1.31%	13.64%	5.40%	4.03%
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class(5)	0.87%	12.11%	4.72%	4.04%
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class(5)	1.13%	8.14%	3.22%	—
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class	2.11%	3.88%	-1.40%	1.96%
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class	0.79%	4.87%	0.88%	0.82%
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class	0.94%	3.57%	3.05%	2.15%
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class	0.76%	5.80%	2.02%	1.76%
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class	0.85%	5.83%	0.98%	1.60%
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio(1)	0.90%	11.44%	2.81%	—
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio(1)	0.90%	18.34%	4.73%	—
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio(1)	0.90%	13.52%	3.46%	—
U.S. Equity	Royce Capital Micro-Cap Portfolio - Service Class(4)(5)	1.46%	18.56%	11.84%	5.28%
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class(4)(5)	1.39%	25.53%	9.90%	5.35%
Commodities	Rydex Variable Trust Commodities Strategy Fund(1)(3)	1.78%	-6.24%	7.44%	-4.79%
Miscellaneous	Rydex Variable Trust Inverse Government Long Bond Strategy Fund(1)(3)	5.09%	4.22%	1.03%	-3.28%
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio - II Class(1)(5)	1.00%	48.96%	13.22%	12.03%
Sector Equity	T. Rowe Price® Health Sciences Portfolio - II Class(5)	1.11%	2.68%	10.96%	11.03%
International Equity	Templeton Developing Markets VIP Fund - Class 2 - Franklin Templeton Investment Management, Ltd(1)(5)	1.35%	12.62%	4.22%	2.32%
International Equity	Templeton Foreign VIP Fund - Class 2 - Templeton Investment Counsel, LLC(1)(4)(5)	1.07%	20.76%	5.27%	1.28%
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	2.88%	-2.13%	-0.66%
International Equity	Templeton Growth VIP Fund - Class 2 - Templeton Global Advisors, Ltd.;Templeton Asset Management Ltd.(1)(4)(5)	1.12%	21.01%	6.47%	3.24%
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK	0.76%	6.44%	0.98%	—

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

(3)
The Sub-Account investing in this Rydex fund is no longer offered as an Investment Option under the Contract. Please see “The Funds.”

(4)
This fund will not be available to Contracts issued on or after May 1, 2021.

?
(5)
The Sub-Accounts that invest in these Funds are monitored under the Allocation Adjustment Program. If you elect to participate in the Allocation Adjustment Program and the Accumulation Unit value of a monitored Sub Account is equal to or below a specified level on any Monthly Anniversary Date, the Sub-Account will be temporarily “restricted” from a/locations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account. See ‘’The Allocation Adjustment Program” in the Prospectus.

Temporary Fee Reductions, Current Expenses [Text Block]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Business Disruption and Cyber-Security Risks [Member]
Prospectus:
Principal Risk [Text Block]
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Company Risk [Member]
Prospectus:
Principal Risk [Text Block]
Company Risk. An investment in the Contract is subject to the risks related to Protective Life. Any obligations (including under the Guaranteed Account and death benefits), guarantees, or benefits are subject to the claims-paying ability of Protective Life. More information about Protective Life, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing to us at the address shown on the cover page of this Prospectus.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Investment Risk. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on the death benefits and Annuity Options under the Contract. The investment risks are described in the prospectuses for the Funds.

Purchase Payment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Purchase Payment Risk. We reserve the right to refuse any Purchase Payments and to limit your ability to make subsequent Purchase Payments. If we exercise our right to suspend, reject, and/or place limitations on the acceptance of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments and therefore may limit increases in the death benefits. This could also prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer-sponsored retirement plan or an IRA. We will also not accept Purchase Payments (i) on or after the earlier of the oldest Owner’s and Annuitant’s 86th birthday or (ii) within 3 years of the Annuity Date. For additional information about Purchase Payments, see “DESCRIPTION OF THE CONTRACT - Purchase Payments” in the Prospectus.

Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Tax Consequences. Generally all earnings are tax-deferred until withdrawn or until annuity income payments begin. If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferred benefit. Distributions (which include surrenders, withdrawals, or payment of death benefits) from non-Qualified Contracts will generally result in taxable income if Contract Value has increased. Distributions from Qualified Contracts will generally result in taxable income even if Contract Value has not increased. All amounts includable in income with respect to the Contract are taxed at ordinary income tax rates. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. See “Federal Tax Matters.”

Unsuitable as Short-Term Savings Vehicle [Member]
Prospectus:
Principal Risk [Text Block]
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right investment for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Withdrawals may reduce the optional Return of Purchase Payments Death Benefit by more than the amount withdrawn. Please discuss your insurance needs and financial objectives with your financial professional.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Risk of Loss

You can lose money by investing in this Contract, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, surrender charges and federal and state income taxes may apply.
Surrender charges may apply for up to seven (7) years following your last Purchase Payment. Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
Risks Associated with Investment Options

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
Insurance Company Risks

An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B	[8]
Current Expenses [Percent]	1.06%	[8]
Average Annual Total Returns, 1 Year [Percent]	16.86%	[8]
Average Annual Total Returns, 5 Years [Percent]	10.51%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.29%	[8]
AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B	[8],[9]
Current Expenses [Percent]	0.91%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	34.78%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	17.56%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	14.60%	[8],[9]
AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B	[8],[9]
Current Expenses [Percent]	0.86%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	11.72%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	11.57%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	9.05%	[8],[9]
AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B	[8],[9]
Current Expenses [Percent]	1.15%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	17.72%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	10.29%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	8.26%	[8],[9]
American Funds Insurance Series® Asset Allocation Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 4
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	6.98%
American Funds Insurance Series® Capital Income Builder® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital Income Builder® - Class 4	[9]
Current Expenses [Percent]	0.78%	[9]
Average Annual Total Returns, 1 Year [Percent]	8.75%	[9]
Average Annual Total Returns, 5 Years [Percent]	7.18%	[9]
Average Annual Total Returns, 10 Years [Percent]		[9]
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4	[9]
Current Expenses [Percent]	0.91%	[9]
Average Annual Total Returns, 1 Year [Percent]	20.65%	[9]
Average Annual Total Returns, 5 Years [Percent]	10.07%	[9]
Average Annual Total Returns, 10 Years [Percent]	7.36%	[9]
American Funds Insurance Series® Global Growth Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Growth Fund - Class 4	[8],[9]
Current Expenses [Percent]	0.91%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	22.29%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	13.36%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	9.30%	[8],[9]
American Funds Insurance Series® Growth Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 4	[8]
Current Expenses [Percent]	0.84%	[8]
Average Annual Total Returns, 1 Year [Percent]	38.13%	[8]
Average Annual Total Returns, 5 Years [Percent]	18.38%	[8]
Average Annual Total Returns, 10 Years [Percent]	14.07%	[8]
American Funds Insurance Series® Growth-Income Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 4
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
American Funds Insurance Series® The Bond Fund of America® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® - Class 4	[9]
Current Expenses [Percent]	0.73%	[9]
Average Annual Total Returns, 1 Year [Percent]	4.72%	[9]
Average Annual Total Returns, 5 Years [Percent]	1.62%	[9]
Average Annual Total Returns, 10 Years [Percent]	1.83%	[9]
American Funds Insurance Series® U.S. Government Securities Fund® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4	[9]
Current Expenses [Percent]	0.76%	[9]
Average Annual Total Returns, 1 Year [Percent]	2.62%	[9]
Average Annual Total Returns, 5 Years [Percent]	0.79%	[9]
Average Annual Total Returns, 10 Years [Percent]	1.27%	[9]
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	[8],[9]
Current Expenses [Percent]	0.56%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	15.32%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	8.69%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]		[8],[9]
BlackRock Global Allocation V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class III	[8],[9]
Portfolio Company Adviser [Text Block]	BlackRock (Singapore) Limited	[8],[9]
Portfolio Company Subadviser [Text Block]	BlackRock International Limited	[8],[9]
Current Expenses [Percent]	1.02%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	12.49%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	7.39%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	4.63%	[8],[9]
ClearBridge Variable Dividend Strategy Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Dividend Strategy Portfolio - Class II	[8]
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC	[8]
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.01%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.35%	[8]
Average Annual Total Returns, 10 Years [Percent]	10.17%	[8]
ClearBridge Variable Large Cap Growth Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio - Class II	[8]
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC	[8]
Current Expenses [Percent]	1.01%	[8]
Average Annual Total Returns, 1 Year [Percent]	43.66%	[8]
Average Annual Total Returns, 5 Years [Percent]	15.22%	[8]
Average Annual Total Returns, 10 Years [Percent]		[8]
ClearBridge Variable Mid Cap Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class II	[8]
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC	[8]
Current Expenses [Percent]	1.08%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.62%	[8]
Average Annual Total Returns, 5 Years [Percent]	10.46%	[8]
Average Annual Total Returns, 10 Years [Percent]	6.83%	[8]
ClearBridge Variable Small Cap Growth Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class II	[8]
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC	[8]
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.12%	[8]
Average Annual Total Returns, 5 Years [Percent]	9.29%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.62%	[8]
Columbia Variable Portfolio - Balanced Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund - Class 2	[8]
Current Expenses [Percent]	1.01%	[8]
Average Annual Total Returns, 1 Year [Percent]	21.10%	[8]
Average Annual Total Returns, 5 Years [Percent]	10.71%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.83%	[8]
Columbia Variable Portfolio - Intermediate Bond Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.96%
Average Annual Total Returns, 5 Years [Percent]	1.34%
Average Annual Total Returns, 10 Years [Percent]	1.99%
Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2	[9]
Current Expenses [Percent]	0.66%	[9]
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	2.36%	[9]
Average Annual Total Returns, 10 Years [Percent]	1.65%	[9]
Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2	[8],[9]
Current Expenses [Percent]	1.07%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	10.05%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	13.05%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	8.16%	[8],[9]
Columbia Variable Portfolio - Strategic Income Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund - Class 2	[8],[9]
Current Expenses [Percent]	0.94%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	9.20%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	2.91%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	2.99%	[8],[9]
Fidelity® VIP Asset Manager Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager Portfolio - Service Class 2	[8]
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited	[8]
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	[8]
Current Expenses [Percent]	0.78%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.65%	[8]
Average Annual Total Returns, 5 Years [Percent]	7.22%	[8]
Average Annual Total Returns, 10 Years [Percent]	5.14%	[8]
Fidelity® VIP Balanced Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Service Class 2	[8]
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited	[8]
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	[8]
Current Expenses [Percent]	0.69%	[8]
Average Annual Total Returns, 1 Year [Percent]	21.29%	[8]
Average Annual Total Returns, 5 Years [Percent]	12.16%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.81%	[8]
Fidelity® VIP Contrafund® Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class 2	[8]
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited	[8]
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	[8]
Current Expenses [Percent]	0.81%	[8]
Average Annual Total Returns, 1 Year [Percent]	33.12%	[8]
Average Annual Total Returns, 5 Years [Percent]	16.36%	[8]
Average Annual Total Returns, 10 Years [Percent]	11.33%	[8]
Fidelity® VIP Energy Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio - Service Class 2	[8]
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited	[8]
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	[8]
Current Expenses [Percent]	0.86%	[8]
Average Annual Total Returns, 1 Year [Percent]	0.70%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.36%	[8]
Average Annual Total Returns, 10 Years [Percent]	2.37%	[8]
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	[9]
Current Expenses [Percent]	0.70%	[9]
Average Annual Total Returns, 1 Year [Percent]	7.91%	[9]
Average Annual Total Returns, 5 Years [Percent]	3.74%	[9]
Average Annual Total Returns, 10 Years [Percent]	3.03%	[9]
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	[8],[9]
Current Expenses [Percent]	0.93%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	17.48%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	11.10%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	7.72%	[8],[9]
Fidelity® VIP Health Care Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio - Service Class 2	[8]
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited	[8]
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	[8]
Current Expenses [Percent]	0.84%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.01%	[8]
Average Annual Total Returns, 5 Years [Percent]	9.50%	[8]
Average Annual Total Returns, 10 Years [Percent]	10.39%	[8]
Fidelity® VIP Index 500 Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio - Service Class 2	[8]
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC	[8]
Current Expenses [Percent]	0.35%	[8]
Average Annual Total Returns, 1 Year [Percent]	25.88%	[8]
Average Annual Total Returns, 5 Years [Percent]	15.27%	[8]
Average Annual Total Returns, 10 Years [Percent]	11.64%	[8]
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Fidelity® VIP Mid Cap Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2	[8]
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited	[8]
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	[8]
Current Expenses [Percent]	0.82%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.80%	[8]
Average Annual Total Returns, 5 Years [Percent]	12.17%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.85%	[8]
Fidelity® VIP Target Volatility Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Target Volatility Portfolio - Service Class 2	[8],[9]
Current Expenses [Percent]	0.80%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	13.93%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	6.84%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	5.25%	[8],[9]
Franklin DynaTech VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin DynaTech VIP Fund - Class 2	[8],[9]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[8],[9]
Current Expenses [Percent]	0.90%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	43.77%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	13.76%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	10.37%	[8],[9]
Franklin Income VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 2	[8],[9]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[8],[9]
Current Expenses [Percent]	0.71%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	8.62%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	6.98%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	5.01%	[8],[9]
Franklin Mutual Global Discovery VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund - Class 2	[10]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[10]
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.31%	[10]
Average Annual Total Returns, 5 Years [Percent]	10.16%	[10]
Average Annual Total Returns, 10 Years [Percent]	5.98%	[10]
Franklin Mutual Shares VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 2	[8],[10]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[8],[10]
Current Expenses [Percent]	0.93%	[8],[10]
Average Annual Total Returns, 1 Year [Percent]	13.46%	[8],[10]
Average Annual Total Returns, 5 Years [Percent]	7.82%	[8],[10]
Average Annual Total Returns, 10 Years [Percent]	5.43%	[8],[10]
Franklin Rising Dividends VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 2	[8],[9]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[8],[9]
Current Expenses [Percent]	0.90%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	12.08%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	13.75%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	10.23%	[8],[9]
Franklin Small Cap Value VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 2	[8],[9]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[8],[9]
Current Expenses [Percent]	0.91%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	12.75%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	11.06%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	7.04%	[8],[9]
Franklin Small-Mid Cap Growth VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund - Class 2	[8],[9]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[8],[9]
Current Expenses [Percent]	1.08%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	26.74%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	13.51%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	8.96%	[8],[9]
Franklin Strategic Income VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund - Class 2	[9]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[9]
Current Expenses [Percent]	1.09%	[9]
Average Annual Total Returns, 1 Year [Percent]	8.18%	[9]
Average Annual Total Returns, 5 Years [Percent]	1.96%	[9]
Average Annual Total Returns, 10 Years [Percent]	1.77%	[9]
Franklin U.S. Government Securities VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	0.73%
Goldman Sachs VIT International Equity Insights Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund - Service Class	[8],[9]
Current Expenses [Percent]	1.07%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	18.43%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	7.55%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	3.19%	[8],[9]
Goldman Sachs VIT Mid Cap Growth Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Growth Fund - Service Class	[8],[9]
Current Expenses [Percent]	0.99%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	18.45%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	13.48%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	9.33%	[8],[9]
Goldman Sachs VIT Mid Cap Value Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Fund - Service Class	[8],[9],[10]
Current Expenses [Percent]	1.09%	[8],[9],[10]
Average Annual Total Returns, 1 Year [Percent]	11.11%	[8],[9],[10]
Average Annual Total Returns, 5 Years [Percent]	13.06%	[8],[9],[10]
Average Annual Total Returns, 10 Years [Percent]	7.82%	[8],[9],[10]
Goldman Sachs VIT Small Cap Equity Insights Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class	[8],[9]
Current Expenses [Percent]	1.06%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	18.95%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	9.76%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	7.53%	[8],[9]
Goldman Sachs VIT Strategic Growth Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth Fund - Service Class	[8],[9]
Current Expenses [Percent]	1.00%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	41.65%	[8],[11]
Average Annual Total Returns, 5 Years [Percent]	17.05%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	12.88%	[8],[9]
Goldman Sachs VIT Trend Driven Allocation Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class
Current Expenses [Percent]	0.97%	[9]
Average Annual Total Returns, 1 Year [Percent]	15.57%	[9]
Average Annual Total Returns, 5 Years [Percent]	4.81%	[9]
Average Annual Total Returns, 10 Years [Percent]	3.41%	[9]
Guggenheim Variable Funds Trust - Series F [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)	[9]
Current Expenses [Percent]	1.18%	[9]
Average Annual Total Returns, 1 Year [Percent]	11.12%	[9]
Average Annual Total Returns, 5 Years [Percent]	3.98%	[9]
Average Annual Total Returns, 10 Years [Percent]	3.40%	[9]
Guggenheim Variable Trust - Global Managed Futures Strategy Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Trust - Global Managed Futures Strategy Fund	[9]
Current Expenses [Percent]	2.05%	[9]
Average Annual Total Returns, 1 Year [Percent]	3.80%	[9]
Average Annual Total Returns, 5 Years [Percent]	5.28%	[9]
Average Annual Total Returns, 10 Years [Percent]	1.87%	[9]
Guggenheim Variable Trust - Long Short Equity Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Trust - Long Short Equity Fund
Current Expenses [Percent]	1.92%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	3.32%
Guggenheim Variable Trust - Multi-Hedge Strategies Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Variable Trust - Multi-Hedge Strategies Fund	[9]
Current Expenses [Percent]	1.75%	[9]
Average Annual Total Returns, 1 Year [Percent]	4.37%	[9]
Average Annual Total Returns, 5 Years [Percent]	4.21%	[9]
Average Annual Total Returns, 10 Years [Percent]	2.52%	[9]
Invesco® V.I. American Value Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. American Value Fund - Series II	[8]
Current Expenses [Percent]	1.14%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.29%	[8]
Average Annual Total Returns, 5 Years [Percent]	12.45%	[8]
Average Annual Total Returns, 10 Years [Percent]	6.98%	[8]
Invesco® V.I. Balanced-Risk Allocation Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Balanced-Risk Allocation Fund - Series II	[9]
Current Expenses [Percent]	1.13%	[9]
Average Annual Total Returns, 1 Year [Percent]	6.40%	[9]
Average Annual Total Returns, 5 Years [Percent]	4.66%	[9]
Average Annual Total Returns, 10 Years [Percent]	3.79%	[9]
Invesco® V.I. Capital Appreciation Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Capital Appreciation Fund - Series II	[8],[9]
Current Expenses [Percent]	1.05%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	35.03%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	16.10%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	11.28%	[8],[9]
Invesco® V.I. Comstock Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Comstock Fund - Series II	[8]
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.10%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.20%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.65%	[8]
Invesco® V.I. Discovery Mid Cap Growth Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II	[8]
Current Expenses [Percent]	1.12%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.85%	[8]
Average Annual Total Returns, 5 Years [Percent]	12.47%	[8]
Average Annual Total Returns, 10 Years [Percent]	9.52%	[8]
Invesco® V.I. EQV International Equity Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. EQV International Equity Fund - Series II	[8]
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.86%	[8]
Average Annual Total Returns, 5 Years [Percent]	8.15%	[8]
Average Annual Total Returns, 10 Years [Percent]	4.07%	[8]
Invesco® V.I. Equity and Income Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Equity and Income Fund - Series II	[8]
Current Expenses [Percent]	0.82%	[8]
Average Annual Total Returns, 1 Year [Percent]	10.24%	[8]
Average Annual Total Returns, 5 Years [Percent]	9.64%	[8]
Average Annual Total Returns, 10 Years [Percent]	6.78%	[8]
Invesco® V.I. Global Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Fund - Series II	[8]
Current Expenses [Percent]	1.07%	[8]
Average Annual Total Returns, 1 Year [Percent]	34.45%	[8]
Average Annual Total Returns, 5 Years [Percent]	12.02%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.21%	[8]
Invesco® V.I. Global Real Estate Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Real Estate Fund - Series II	[8]
Portfolio Company Adviser [Text Block]	Invesco Asset Management Limited	[8]
Current Expenses [Percent]	1.27%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.82%	[8]
Average Annual Total Returns, 5 Years [Percent]	1.85%	[8]
Average Annual Total Returns, 10 Years [Percent]	2.84%	[8]
Invesco® V.I. Global Strategic Income Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Strategic Income Fund - Series II	[9],[10]
Current Expenses [Percent]	1.17%	[9],[10]
Average Annual Total Returns, 1 Year [Percent]	8.60%	[9],[10]
Average Annual Total Returns, 5 Years [Percent]	1.04%	[9],[10]
Average Annual Total Returns, 10 Years [Percent]	1.25%	[9],[10]
Invesco® V.I. Government Securities Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Government Securities Fund - Series II
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.46%
Average Annual Total Returns, 5 Years [Percent]	0.42%
Average Annual Total Returns, 10 Years [Percent]	0.90%
Invesco® V.I. Growth and Income Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Growth and Income Fund - Series II	[8]
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.41%	[8]
Average Annual Total Returns, 5 Years [Percent]	11.49%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.98%	[8]
Invesco® V.I. Main Street Fund® - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Fund® - Series II	[8],[9]
Current Expenses [Percent]	1.05%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	22.83%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	13.28%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	9.74%	[8],[9]
Invesco® V.I. Main Street Small Cap Fund® - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Small Cap Fund® - Series II	[8]
Current Expenses [Percent]	1.13%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.82%	[8]
Average Annual Total Returns, 5 Years [Percent]	12.79%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.66%	[8]
Invesco® V.I. Small Cap Equity Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Small Cap Equity Fund - Series II	[8]
Current Expenses [Percent]	1.20%	[8]
Average Annual Total Returns, 1 Year [Percent]	16.26%	[8]
Average Annual Total Returns, 5 Years [Percent]	12.14%	[8]
Average Annual Total Returns, 10 Years [Percent]	6.28%	[8]
Invesco® V.I. U.S. Government Money Portfolio - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. U.S. Government Money Portfolio - Series I
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	0.94%
Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC	[8],[9]
Current Expenses [Percent]	0.99%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	15.94%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	13.20%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	10.20%	[8],[9]
Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC	[8],[9]
Current Expenses [Percent]	1.08%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	14.33%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	9.90%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	7.06%	[8],[9]
Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	[8]
Current Expenses [Percent]	1.16%	[8]
Average Annual Total Returns, 1 Year [Percent]	10.40%	[8]
Average Annual Total Returns, 5 Years [Percent]	8.85%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.20%	[8]
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	[8],[10]
Current Expenses [Percent]	1.15%	[8],[10]
Average Annual Total Returns, 1 Year [Percent]	14.97%	[8],[10]
Average Annual Total Returns, 5 Years [Percent]	10.87%	[8],[10]
Average Annual Total Returns, 10 Years [Percent]	6.57%	[8],[10]
Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]
MFS® VIT Growth Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Service Class	[8],[9],[11]
Current Expenses [Percent]	0.98%	[8],[9],[11]
Average Annual Total Returns, 1 Year [Percent]	35.51%	[8],[9],[11]
Average Annual Total Returns, 5 Years [Percent]	15.59%	[8],[9],[11]
Average Annual Total Returns, 10 Years [Percent]	12.69%	[8],[9],[11]
MFS® VIT II Emerging Markets Equity Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Emerging Markets Equity Portfolio - Service Class	[8],[9],[11]
Current Expenses [Percent]	1.48%	[8],[9],[11]
Average Annual Total Returns, 1 Year [Percent]	10.71%	[8],[9],[11]
Average Annual Total Returns, 5 Years [Percent]	1.79%	[8],[9],[11]
Average Annual Total Returns, 10 Years [Percent]	1.31%	[8],[9],[11]
MFS® VIT II International Intrinsic Value Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II International Intrinsic Value Portfolio - Service Class	[8],[9],[11]
Current Expenses [Percent]	1.14%	[8],[9],[11]
Average Annual Total Returns, 1 Year [Percent]	17.37%	[8],[9],[11]
Average Annual Total Returns, 5 Years [Percent]	8.31%	[8],[9],[11]
Average Annual Total Returns, 10 Years [Percent]	6.66%	[8],[9],[11]
MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class	[8],[9],[11]
Current Expenses [Percent]	0.98%	[8],[9],[11]
Average Annual Total Returns, 1 Year [Percent]	23.70%	[8],[9],[11]
Average Annual Total Returns, 5 Years [Percent]	16.39%	[8],[9],[11]
Average Annual Total Returns, 10 Years [Percent]	12.44%	[8],[9],[11]
MFS® VIT Investors Trust Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Investors Trust Series - Service Class	[8],[9],[11]
Current Expenses [Percent]	1.03%	[8],[9],[11]
Average Annual Total Returns, 1 Year [Percent]	18.66%	[8],[9],[11]
Average Annual Total Returns, 5 Years [Percent]	13.27%	[8],[9],[11]
Average Annual Total Returns, 10 Years [Percent]	10.00%	[8],[9],[11]
MFS® VIT New Discovery Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT New Discovery Series - Service Class	[8],[9],[11]
Current Expenses [Percent]	1.12%	[8],[9],[11]
Average Annual Total Returns, 1 Year [Percent]	14.25%	[8],[9],[11]
Average Annual Total Returns, 5 Years [Percent]	10.81%	[8],[9],[11]
Average Annual Total Returns, 10 Years [Percent]	7.41%	[8],[9],[11]
MFS® VIT Research Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Research Series - Service Class	[8],[9],[11]
Current Expenses [Percent]	1.04%	[8],[9],[11]
Average Annual Total Returns, 1 Year [Percent]	22.12%	[8],[9],[11]
Average Annual Total Returns, 5 Years [Percent]	14.13%	[8],[9],[11]
Average Annual Total Returns, 10 Years [Percent]	10.55%	[8],[9],[11]
MFS® VIT Total Return Bond Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Bond Series - Service Class	[9],[11]
Current Expenses [Percent]	0.78%	[9]
Average Annual Total Returns, 1 Year [Percent]	7.13%	[9]
Average Annual Total Returns, 5 Years [Percent]	1.58%	[9]
Average Annual Total Returns, 10 Years [Percent]	1.96%	[9]
MFS® VIT Total Return Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Service Class	[8],[9],[11]
Current Expenses [Percent]	0.86%	[8],[9],[11]
Average Annual Total Returns, 1 Year [Percent]	10.22%	[8],[9],[11]
Average Annual Total Returns, 5 Years [Percent]	8.27%	[8],[9],[11]
Average Annual Total Returns, 10 Years [Percent]	6.27%	[8],[9],[11]
MFS® VIT Utilities Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Service Class	[8],[9],[11]
Current Expenses [Percent]	1.04%	[8],[9],[11]
Average Annual Total Returns, 1 Year [Percent]	(2.33%)	[8],[9],[11]
Average Annual Total Returns, 5 Years [Percent]	8.05%	[8],[9],[11]
Average Annual Total Returns, 10 Years [Percent]	6.13%	[8],[9],[11]
MFS® VIT Value Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Value Series - Service Class	[8],[9],[11]
Current Expenses [Percent]	0.94%	[8],[9],[11]
Average Annual Total Returns, 1 Year [Percent]	7.63%	[8],[9],[11]
Average Annual Total Returns, 5 Years [Percent]	11.07%	[8],[9],[11]
Average Annual Total Returns, 10 Years [Percent]	8.25%	[8],[9],[11]
PIMCO VIT All Asset Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio - Advisor Class	[8],[9]
Portfolio Company Adviser [Text Block]	Research Affiliates LLC	[8],[9]
Current Expenses [Percent]	2.29%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	8.02%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	5.90%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	3.93%	[8],[9]
PIMCO VIT Global Diversified Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class	[9]
Current Expenses [Percent]	1.31%	[9]
Average Annual Total Returns, 1 Year [Percent]	13.64%	[9]
Average Annual Total Returns, 5 Years [Percent]	5.40%	[9]
Average Annual Total Returns, 10 Years [Percent]	4.03%	[9]
PIMCO VIT High Yield Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT High Yield Portfolio - Advisor Class	[8]
Current Expenses [Percent]	0.87%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.11%	[8]
Average Annual Total Returns, 5 Years [Percent]	4.72%	[8]
Average Annual Total Returns, 10 Years [Percent]	4.04%	[8]
PIMCO VIT Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio - Advisor Class	[8]
Current Expenses [Percent]	1.13%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.14%	[8]
Average Annual Total Returns, 5 Years [Percent]	3.22%	[8]
Average Annual Total Returns, 10 Years [Percent]		[8]
PIMCO VIT Long-Term U.S. Government Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class
Current Expenses [Percent]	2.11%
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	(1.40%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
PIMCO VIT Low Duration Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio - Advisor Class
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	0.82%
PIMCO VIT Real Return Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Advisor Class
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	2.15%
PIMCO VIT Short-Term Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio - Advisor Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	1.76%
PIMCO VIT Total Return Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Advisor Class
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Protective Life Dynamic Allocation Series - Conservative Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Conservative Portfolio	[9]
Current Expenses [Percent]	0.90%	[9]
Average Annual Total Returns, 1 Year [Percent]	11.44%	[9]
Average Annual Total Returns, 5 Years [Percent]	2.81%	[9]
Average Annual Total Returns, 10 Years [Percent]		[9]
Protective Life Dynamic Allocation Series - Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Growth Portfolio	[9]
Current Expenses [Percent]	0.90%	[9]
Average Annual Total Returns, 1 Year [Percent]	18.34%	[9]
Average Annual Total Returns, 5 Years [Percent]	4.73%	[9]
Average Annual Total Returns, 10 Years [Percent]		[9]
Protective Life Dynamic Allocation Series - Moderate Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Moderate Portfolio	[9]
Current Expenses [Percent]	0.90%	[9]
Average Annual Total Returns, 1 Year [Percent]	13.52%	[9]
Average Annual Total Returns, 5 Years [Percent]	3.46%	[9]
Average Annual Total Returns, 10 Years [Percent]		[9]
Royce Capital Micro-Cap Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Micro-Cap Portfolio - Service Class	[9],[10]
Current Expenses [Percent]	1.46%	[9],[10]
Average Annual Total Returns, 1 Year [Percent]	18.56%	[9],[10]
Average Annual Total Returns, 5 Years [Percent]	11.84%	[9],[10]
Average Annual Total Returns, 10 Years [Percent]	5.28%	[9],[10]
Royce Capital Small-Cap Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Small-Cap Portfolio - Service Class	[9],[10]
Current Expenses [Percent]	1.39%	[9],[10]
Average Annual Total Returns, 1 Year [Percent]	25.53%	[9],[10]
Average Annual Total Returns, 5 Years [Percent]	9.90%	[9],[10]
Average Annual Total Returns, 10 Years [Percent]	5.35%	[9],[10]
Rydex Variable Trust Commodities Strategy Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust Commodities Strategy Fund	[9],[12]
Current Expenses [Percent]	1.78%	[9],[12]
Average Annual Total Returns, 1 Year [Percent]	(6.24%)	[9],[12]
Average Annual Total Returns, 5 Years [Percent]	7.44%	[9],[12]
Average Annual Total Returns, 10 Years [Percent]	(4.79%)	[9],[12]
Rydex Variable Trust Inverse Government Long Bond Strategy Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust Inverse Government Long Bond Strategy Fund	[9],[12]
Current Expenses [Percent]	5.09%	[9],[12]
Average Annual Total Returns, 1 Year [Percent]	4.22%	[9],[12]
Average Annual Total Returns, 5 Years [Percent]	1.03%	[9],[12]
Average Annual Total Returns, 10 Years [Percent]	(3.28%)	[9],[12]
T. Rowe Price® Blue Chip Growth Portfolio - II Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Blue Chip Growth Portfolio - II Class	[8],[9]
Current Expenses [Percent]	1.00%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	48.96%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	13.22%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	12.03%	[8],[9]
T. Rowe Price® Health Sciences Portfolio - II Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Health Sciences Portfolio - II Class	[8],[9]
Current Expenses [Percent]	1.11%	[8]
Average Annual Total Returns, 1 Year [Percent]	2.68%	[8]
Average Annual Total Returns, 5 Years [Percent]	10.96%	[8]
Average Annual Total Returns, 10 Years [Percent]	11.03%	[8]
Templeton Developing Markets VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund - Class 2	[8],[9]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investment Management, Ltd	[8],[9]
Current Expenses [Percent]	1.35%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	12.62%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	4.22%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	2.32%	[8],[9]
Templeton Foreign VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund - Class 2	[8],[9],[10]
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC	[8],[9],[10]
Current Expenses [Percent]	1.07%	[8],[9],[10]
Average Annual Total Returns, 1 Year [Percent]	20.76%	[8],[9],[10]
Average Annual Total Returns, 5 Years [Percent]	5.27%	[8],[9],[10]
Average Annual Total Returns, 10 Years [Percent]	1.28%	[8],[9],[10]
Templeton Global Bond VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 2	[9]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[9]
Current Expenses [Percent]	0.75%	[9]
Average Annual Total Returns, 1 Year [Percent]	2.88%	[9]
Average Annual Total Returns, 5 Years [Percent]	(2.13%)	[9]
Average Annual Total Returns, 10 Years [Percent]	(0.66%)	[9]
Templeton Growth VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Growth VIP Fund - Class 2	[8],[9],[10]
Portfolio Company Adviser [Text Block]	Templeton Global Advisors, Ltd.	[8],[9],[10]
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.	[8],[9],[10]
Current Expenses [Percent]	1.12%	[8],[9],[10]
Average Annual Total Returns, 1 Year [Percent]	21.01%	[8],[9],[10]
Average Annual Total Returns, 5 Years [Percent]	6.47%	[8],[9],[10]
Average Annual Total Returns, 10 Years [Percent]	3.24%	[8],[9],[10]
Western Asset Core Plus VIT Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio - Class II
Portfolio Company Adviser [Text Block]	Western Asset Management Company Pte Ltd. – Singapore
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]
Annual Fund Expenses after [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.35%	[13]
Portfolio Company Expenses Maximum [Percent]	5.09%	[13]
Annual Fund Expenses before [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.35%
Portfolio Company Expenses Maximum [Percent]	5.20%
Additional Tax [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	10.00%
Allocation Adjustment Program [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Allocation Adjustment Program
Purpose of Benefit [Text Block]	Monitors the performance of certain Sub-Accounts in which you may invest and transfers all Contract Value in these Sub-Accounts to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account if, on any Monthly Anniversary Date, the Accumulation Unit value of the Sub-Account is the same as or drops below a specified level.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•
Purchase Payments may not be allocated and Contract Value may not be transferred to a restricted Sub-Account.

•
Contract Value that is redirected to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account will remain there until you submit new allocation instructions.

•
The program terminates upon surrender, annuitization, or when we receive Due Proof of Death of the Owner.

•
We may limit the number of times you may begin participating in the program.

Name of Benefit [Text Block]	Allocation Adjustment Program
Operation of Benefit [Text Block]
THE ALLOCATION ADJUSTMENT PROGRAM
Under the Allocation Adjustment Program, we will monitor the performance of each Sub-Account in which you invest other than the Unmonitored Sub-Accounts identified below. If, on any Monthly Anniversary Date, the Accumulation Unit value of a Sub-Account is the same as or drops below a specified level, the Sub-Account will be temporarily “restricted” from allocations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account. The Sub-Account will remain restricted until the Sub-Account’s Accumulation Unit value is greater than the specified level on a future Monthly Anniversary Date. By participating in this risk-mitigating program, you may be less susceptible to the impact of volatile market fluctuations in the value of Sub-Account Accumulation Units. However, we make no guarantee that this program will protect against loss. Also, this program may limit increases in your Contract Value during periods of growth in the market.
The Allocation Adjustment Program is optional and is available at no additional charge. You must elect whether you will or will not participate in the Allocation Adjustment Program when you purchase the Contract. If you do not indicate your election on your application, we will treat the application as incomplete. If you are enrolled in the Allocation Adjustment Program, you may subsequently suspend your participation in the Program.
Calculating the Simple Moving Average (SMA)
Under the Allocation Adjustment Program, we calculate a 12-month Simple Moving Average (“SMA”) for each Sub-Account on each Monthly Anniversary Date. Each Sub-Account’s SMA is the average Accumulation Unit value for that Sub-Account based on its Accumulation Unit value on the Monthly Anniversary Date and each of the last 11 Monthly Anniversary Dates.
•
For example, assume a Sub-Account’s Accumulation Unit values were $4.19, 3.81, 3.29, 2.98, 3.15, 3.33, 2.94, 3.73, 4.53, 5.35, 5.41, and 5.76 on each of the 12 most recent Monthly Anniversary Dates. Based on these Accumulation Unit values, its SMA on the most recent Monthly Anniversary Dates would be $4.04 (the sum of the 12 most recent Monthly Anniversary Dates’ Accumulation Unit values divided by 12).

If a Sub-Account has not been in existence for 12 months, we will calculate the SMA using the net asset value of the Fund in which the Sub-Account invests, adjusted for Contract charges and expenses, for each month no Accumulation Unit value is available.
If any Monthly Anniversary Date is not a Valuation Date, we will effect the changes described herein as of the next Valuation Date.
For an example of the Allocation Adjustment Program, please see “Appendix D” in this Prospectus.
Restricting Access to a Sub-Account
Once we calculate a Sub-Account’s SMA on a Monthly Anniversary Date, we then compare that SMA to the Sub-Account’s Accumulation Unit value on that Monthly Anniversary Date. If the Sub-Account’s current Accumulation Unit value is equal to or less than the Sub-Account’s SMA on that date, then we will consider the Sub-Account to be temporarily restricted. This means:
•
On that Monthly Anniversary Date, we will transfer any Contract Value you have in the restricted Sub-Account to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account;

•
You may not allocate Purchase Payments or transfer Contract Value into a restricted Sub-Account;

•
If we receive instructions from you on or after that Monthly Anniversary Date requesting an allocation or transfer to the restricted Sub-Account, we will allocate or transfer the requested amount to the restricted Sub-Account, and then immediately transfer the amount to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account;

•
When effecting periodic portfolio rebalancing (if elected), we will “re-balance” your Variable Account value according to your most recent allocation instructions, but will include the Invesco® V.I. U.S. Government Money Portfolio Sub-Account in place of the restricted Sub-Account; and

•
Any automatic transfers from the DCA Account to the restricted Sub-Account will be redirected to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account.

You may submit new allocation instructions to allocate additional Purchase Payments, rebalance your Contract Value, and apply automatic DCA transfers to any non-restricted Sub-Accounts.
If you wish to transfer all or part of your Contract Value in the Invesco® V.I. U.S. Government Money Portfolio Sub-Account to an unrestricted Sub-Account, you must submit new allocation instructions. If we receive a transfer request that does not include allocation instructions, then we will consider the request to not be in Good Order and we will not process the transfer. When we receive a transfer request in Good Order, we will effect a one-time reallocation of your Contract Value in accordance with these instructions (in other words, we will allocate your Contract Value among the Investment Options in the percentages you specify). To the extent your new allocation instructions include allocations to a restricted Sub-Account, that portion of your contract value will remain in the Invesco® V.I. U.S. Government Money Portfolio Sub-Account until the Sub-Account is no longer restricted under the Allocation Adjustment Program. Following this reallocation, we will consider these instructions to be the Contract’s allocation instructions, and use them when allocating additional Purchase Payments and rebalancing your Contract Value (if you have elected portfolio rebalancing), unless you submit new allocation instructions.
Restoring Access to a Sub-Account
We will no longer consider a Sub-Account to be restricted when, on a subsequent Monthly Anniversary Date, the Sub-Account’s Accumulation Unit value is greater than its 12-month SMA. When that occurs, we will immediately transfer any Contract Value in the Invesco® V.I. U.S. Government Money Portfolio Sub-Account attributable to the previously restricted Sub-Account back to the previously restricted Sub-Account based on your current allocation percentages. At this time you also may resume allocating Purchase Payments and transferring Contract Value into the previously restricted Sub-Account, and we will resume any automated transactions involving the previously restricted Sub-Account.
Electing the Program
You must elect whether you will or will not participate in the Allocation Adjustment Program when you purchase the Contract. If you do not indicate your election on your application, we will treat the application as incomplete. We will not issue your Contract unless we have this information (see “Issuance of a Contract”). If you elect not to participate in the Allocation Adjustment Program when you purchase your Contract, you may enroll in the Program at any time before the Annuity Date by sending us Written Notice. If you participate in the Allocation Adjustment Program, we will monitor the performance of all Sub-Accounts in which you invest, other than any Unmonitored Sub-Accounts.
Your participation in the program will begin as of the end of the Valuation Period during which we receive your Written Notice to enroll in the program. If that day is a Monthly Anniversary Date, we will compare each Sub-Account’s Accumulation Unit value as of that date to its 12-month SMA as of that date. If that day is not a Monthly Anniversary Date, we will compare each Sub-Account’s Accumulation Unit value to its 12-month SMA as of the most recent prior Monthly Anniversary Date. If necessary, the 12-month SMA calculation will include months that occur prior to the Issue Date. If after making these comparisons we determine that a Sub-Account in which you are currently invested is restricted, we will take the actions described above, including transferring any Contract Value in that Sub-Account to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account.
Note: Investing in Sub-Accounts that experience higher volatility, and therefore more volatile Accumulation Unit values, may increase the likelihood of those Sub-Accounts being restricted from investment. Therefore, the Allocation Adjustment Program may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if this program is consistent with your investment objectives.
You should not view the Allocation Adjustment Program as a “market timing” or other type of investment program designed to enhance your earnings under the Contract. If we transfer Contract Value from one or more Sub-Accounts to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account during a market downturn, your Contract Value will not be available to participate in any upside potential if there is a subsequent recovery until the next Monthly Anniversary when the Accumulation Unit Value of the Sub-Account rises above the SMA. Please see Appendix D in this Prospectus for an example of the Allocation Adjustment Program.
The Allocation Adjustment Program ceases when we receive Due Proof of Death of the Owner at our Administrative Office. This means that we will no longer monitor the performance of the Sub-Accounts, and the Sub-Accounts can no longer be “restricted” from allocations of Contract Value based on the 12-month SMA. When Due Proof of Death is received at our Administrative Office, any Contract Value in the Invesco® V.I. U.S. Government Money Portfolio Sub-Account attributable to a restricted Sub-Account will remain in that Invesco® V.I. U.S. Government Money Portfolio Sub-Account and will not be transferred back to the previously restricted Sub-Account when that Sub-Account is no longer restricted.
We will not assess a transfer charge on transfers made pursuant to the Allocation Adjustment Program or count such transfers towards the 12 transfers allowed each Contract Year without charge. We will provide a written confirmation to you of any transfer or other allocation made pursuant to the Allocation Adjustment Program.
We reserve the right to use a different mathematical model for Contracts we issue in the future. We reserve the right to terminate the Allocation Adjustment Program at any time in our sole discretion by prior written notice.
Unmonitored Sub-Accounts
We determine in our sole discretion whether we will monitor the performance of a Sub-Account under the Allocation Adjustment Program. We currently do not monitor the following Sub-Accounts:
American Funds Insurance Series® Asset Allocation Fund
American Funds Insurance Series® Capital Income Builder®
American Funds Insurance Series® Capital World Growth and Income Fund®
American Funds Insurance Series® Growth-Income Fund
American Funds Insurance Series® The Bond Fund of America®
American Funds Insurance Series® U.S. Government Securities Fund®
Columbia Variable Portfolio - Intermediate Bond Fund
Columbia Variable Portfolio - Limited Duration Credit Fund
Fidelity® VIP FundsManager 20% Portfolio
Fidelity® VIP Investment Grade Bond Portfolio
Franklin Mutual Global Discovery VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Goldman Sachs VIT Trends Driven Allocation Fund
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Guggenheim Variable Trust - Global Managed Futures Strategy Fund
Guggenheim Variable Trust - Long Short Equity Fund
Guggenheim Variable Trust - Multi-Hedge Strategies Fund
Invesco® V.I. Balanced-Risk Allocation Fund
Invesco® V.I. Global Strategic Income Fund
Invesco® V.I. Government Securities Fund
Invesco® V.I. U.S. Government Money Portfolio
Lord Abbett Series Fund - Bond Debenture Portfolio
Lord Abbett Series Fund - Short Duration Income Portfolio
MFS® VIT Total Return Bond Series
PIMCO VIT Global Diversified Allocation Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Protective Life Dynamic Allocation Series - Conservative Portfolio
Protective Life Dynamic Allocation Series - Growth Portfolio
Protective Life Dynamic Allocation Series - Moderate Portfolio
Rydex Variable Trust Commodities Strategy Fund
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
Templeton Global Bond VIP Fund
Western Asset Core Plus VIT Portfolio

We may change the list of Unmonitored Sub-Accounts at any time, in our sole discretion. We will provide you with written notice of any such changes.
Suspending Participation in the Program
You may instruct us by Written Notice to suspend your participation in the Allocation Adjustment Program at any time. We will end your participation in the program and remove any restrictions on Sub-Accounts as of the end of the Valuation Period during which we receive your Written Notice. You must provide Written Notice requesting the transfer of any Contract Value in the Invesco® V.I. U.S. Government Money Portfolio Sub-Account to another Investment Option. If you do not provide us with such instructions, any Contract Value allocated to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account on the suspension date will remain there until you instruct us otherwise. You may later elect to begin participating in the Allocation Adjustment Program at any time prior to the Annuity Date if the program is available at that time. We reserve the right to limit the number of times you may begin participating in the Allocation Adjustment Program following suspension.
Termination of the Program
We will terminate your participation in the Allocation Adjustment Program and remove any restrictions on Sub-Accounts upon the earliest of:
1.
the Valuation Date the Contract is surrendered or terminated;

2.
the Annuity Date;

3.
the Valuation Date a rider that includes an allocation adjustment program is made a part of your Contract; or

4.
the Valuation Date we decide to no longer offer the Allocation Adjustment Program.

Following termination of the Allocation Adjustment Program, you must provide Written Notice requesting the transfer of any Contract Value in the the Invesco® V.I. U.S. Government Money Portfolio Sub-Account to another Investment Option. If you do not provide us with such instructions, any Contract Value allocated to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account on the termination date will remain there until you instruct us otherwise.

Automatic Withdrawal Plan [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Withdrawal Plan (“AWP”)
Purpose of Benefit [Text Block]	Automatically withdraws a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Date.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•
If, during a Contract Year, the amount of withdrawals exceed the annual free withdrawal amount, we will deduct a surrender charge. Income taxes, including a 10% additional tax if you are younger than age 59½, may apply.

Name of Benefit [Text Block]	Automatic Withdrawal Plan (“AWP”)
Contract Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Contract Value Death Benefit
Purpose of Benefit [Text Block]	Equal to the Contract Value as of the date we receive Due Proof of Death
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Contract Value Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]	Contract Value Death Benefit The Contract Value Death Benefit will equal the Contract Value.
Dollar Cost Averaging [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from the DCA Account or the Fixed Account to the Sub-Accounts you select, on a monthly basis over a specific period of time.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Dollar Cost Averaging
Portfolio Rebalancing [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Sub-Accounts you select (either quarterly, semi-annually or annually) to maintain your chosen percentage allocation of Variable Account value among the Sub-Accounts.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Portfolio Rebalancing
Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefits Minimum [Percent]	0.20%	[14],[15]
Optional Benefits Maximum [Percent]	0.20%	[15]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the death benefit value. The Return of Purchase Payments Death Benefit Fee is paid on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]
There are two death benefits available under the Contract: (1) Contract Value Death Benefit; and (2) the Return of Purchase Payments Death Benefit. There is no death benefit fee for the Contract Value Death Benefit. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections of the Prospectus. The Return of Purchase Payments Death Benefit may not be available through your broker-dealer.

Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]
Equal to the greatest of:
1.
the Contract Value, or

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment for each withdrawal is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value.)

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]
There are two death benefits available under the Contract: (1) Contract Value Death Benefit; and (2) the Return of Purchase Payments Death Benefit. There is no death benefit fee for the Contract Value Death Benefit. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections of the Prospectus. The Return of Purchase Payments Death Benefit may not be available through your broker-dealer.

Brief Restrictions / Limitations [Text Block]
•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Optional Return of Purchase Payments Death Benefit
The Return of Purchase Payments Death Benefit will equal the greater of  (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each withdrawal provided however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.
It is possible that, at the time of an Owner’s death, the Return of Purchase Payments Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee. You should consult a financial advisor to carefully consider this possibility and the cost of the Return of Purchase Payments Death Benefit before you decide whether the Return of Purchase Payments Death Benefit is right for you.
Return of Purchase Payments Death Benefit Fee
We assess a fee for the Return of Purchase Payments Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “CHARGES AND DEDUCTIONS, Death Benefit Fee.”)
Suspension of the Enhanced Value of the Return of Purchase Payments Death Benefit
For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value, regardless of whether the Return of Purchase Payments Death Benefit option is selected (or purchased). During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. The Company will continue to assess the fee for Return of Purchase Payments Death Benefit during the one-year period of suspension. If death occurs after the one-year period has ended, we will include the value of the Return of Purchase Payments Death Benefit option when calculating the death benefit payable to the beneficiary.

[1]
The surrender charge is based upon Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. The surrender charge declines over time. (See “Determining the Surrender Charge.”)

[2]
As a percentage of average Variable Account Value. We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

[3]	As a percentage of Fund assets.
[4]
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. See “CHARGES AND DEDUCTIONS, Transfer Fee.”

[5]
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

[6]
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 0.90% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

[7]
You may not annuitize your Contract within 3 years after we accept a Purchase Payment. For more information, see “ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date.” The death benefit fee does not apply after the Annuity Date.

[8]
The Sub-Accounts that invest in these Funds are monitored under the Allocation Adjustment Program. If you elect to participate in the Allocation Adjustment Program and the Accumulation Unit value of a monitored Sub Account is equal to or below a specified level on any Monthly Anniversary Date, the Sub-Account will be temporarily “restricted” from a/locations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account. See ‘’The Allocation Adjustment Program” in the Prospectus.

[9]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

[10]	This fund will not be available to Contracts issued on or after May 1, 2021.
[11]
Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

[12]	The Sub-Account investing in this Rydex fund is no longer offered as an Investment Option under the Contract. Please see “The Funds.”
[13]
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

[14]
There are two death benefits available under the Contract: (1) Contract Value Death Benefit; and (2) the Return of Purchase Payments Death Benefit. There is no death benefit fee for the Contract Value Death Benefit. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections of the Prospectus. The Return of Purchase Payments Death Benefit may not be available through your broker-dealer.

[15]	As an annualized percentage of the death benefit value. The Return of Purchase Payments Death Benefit Fee is paid on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.